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September 11, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	EGA Frontier Diversified Core Fund (the “Fund”)
File Nos. 811-22782
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a form of proxy statement soliciting a written shareholder consent by shareholders of the Fund to approve a plan of liquidation.  Under the plan of liquidation, the Fund will be liquidated and shareholders will receive the aggregate net asset value of their shares.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours, /s/ Michael D. Mabry Michael D. Mabry